SCHEDULE OF SUMMARY INFORMATION BY SEGMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 3,976,190	$ 2,922,413
Operating costs	1,996,892	1,003,373
Income (loss) from operations	1,979,298	1,919,040
Income tax expense	627,721	663,224
Net income (loss)	1,364,497	1,256,019
Capital expenditure	17,877,183	631,431
Total assets	39,735,736	6,403,694	$ 25,042,418
Cash Rebate Service [Member]
Segment Reporting Information [Line Items]
Revenue	10,621	5,552
Operating costs	518,932	246,935
Income (loss) from operations	(508,310)	(241,383)
Income tax expense	297,750
Net income (loss)	(804,850)	(241,180)
Capital expenditure	11,598	406,117
Total assets	4,667,996	1,022,174
Digital Advertising Services [Member]
Segment Reporting Information [Line Items]
Revenue	2,220,794	2,911,482
Operating costs	874,384	697,665
Income (loss) from operations	1,346,409	2,213,817
Income tax expense	329,971	663,224
Net income (loss)	1,024,023	1,550,593
Capital expenditure	1,585	224,578
Total assets	7,468,304	5,244,880
Payment Solution Services [Member]
Segment Reporting Information [Line Items]
Revenue	4,303	5,379
Operating costs	107,662	58,773
Income (loss) from operations	(103,359)	(53,394)
Income tax expense
Net income (loss)	(103,349)	(53,394)
Capital expenditure		736
Total assets	41,875	136,640
Software Licensing [Member]
Segment Reporting Information [Line Items]
Revenue	1,740,472
Operating costs	495,914
Income (loss) from operations	1,244,558
Income tax expense
Net income (loss)	1,248,672
Capital expenditure	17,864,000
Total assets	$ 27,557,561